Investment Strategy - RiverNorth Active Income ETF	Jul. 29, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund’s adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), will allocate the Fund’s investments among international and domestic equities, fixed income securities, and cash and cash equivalents. The Adviser may allocate to the various asset classes either through the purchase of closed-end investment companies (including business development companies (“BDCs”)), exchange-traded funds (“ETFs”) and other registered investment companies (collectively, “Underlying Funds”) or through direct investment in the various securities. The Adviser considers a number of factors when making these allocations, including fundamental and technical analysis to assess the relative risk and reward potential throughout the financial markets. As a result, the percentages allocated to equities, fixed income securities and cash and cash equivalents will vary. The Fund may invest in fixed-income securities of any maturity and does not expect to directly invest in securities rated below Baa3 by Moody’s Investor Services, Inc. (“Moody’s”) (securities rated below BBB by S&P Global Ratings (“S&P”) and Baa3 by Moody’s are commonly referred to as “junk bonds”), although it may invest in Underlying Funds that hold securities rated below Baa3 or that are in default.

To achieve exposure to the asset classes discussed above, the Fund will typically invest more than 50% of its assets in Underlying Funds. The remaining portion of the Fund’s assets will be invested in individual equity and fixed income securities and real estate investment trusts (“REITs”), limited partnerships and structured securities, such as collateralized mortgage and debt obligations. REITs are companies that invest in real estate either directly or through mortgage securities. Collateralized mortgage obligations are securities that are backed by a pool of mortgage instruments and collateralized debt obligations are securities backed by a pool of bonds, debt or other assets. The Fund may invest directly in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. The Fund may also invest in structured notes, which are debt securities whose returns are linked to the performance of a single equity security, a basket of equity securities, or an equity index.

The Fund also may invest directly in the equity and debt securities of U.S. corporate issuers, and U.S. government securities. Equity securities purchased by the Fund may be of companies of any market capitalization and may include, but are not limited to, common stocks, preferred stocks, convertible securities, and warrants to buy common stocks. Fixed income securities purchased by the Fund may include corporate bonds, U.S. Treasury securities and municipal bonds. In addition, the Fund may invest without limitation in foreign securities, including securities issued in emerging market countries, either directly or by purchasing sponsored or unsponsored American Depositary Receipts (“ADRs”). Unsponsored ADRs are generally established by banks or brokers and may not share in the benefits or voting rights of sponsored ADRs. The Fund may also invest in Underlying Funds that hold foreign securities or ADRs. The Fund may also seek to realize additional gains or hedge investments by selling a security short. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may liquidate positions in order to change the Fund’s asset allocation or to generate cash to invest in more attractive opportunities, which may result in a larger portion of any net gains being realized as short-term capital gains. In addition, a negative change in the fundamental or qualitative characteristics of the issuer may cause the Adviser to sell a security. Finally, the Adviser may sell a security when its price approaches, meets or exceeds the Adviser’s target price.

The Fund may enter into total return swaps. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the reference asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. The Fund may use its own net asset value (“NAV”) or the NAV of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

Strategy Portfolio Concentration [Text]	To achieve exposure to the asset classes discussed above, the Fund will typically invest more than 50% of its assets in Underlying Funds.